Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 313,057	$ 4,526	₨ 296,275	₨ 262,907
Cash and cash equivalents	₨ 1,934,918	$ 27,973	₨ 1,991,846	₨ 1,621,358